Condensed Balance Sheets (unaudited) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash	$ 1,308	$ 380
Accounts receivable	82,040
Total assets	83,348	380
Current liabilities:
Accounts payable	48,471
Accrued liabilities	1,250	2,000
Loan payable	7,000	1,000
Accrual for income taxes	5,700
Total current liabilities	62,421	3,000
Commitments and contingencies
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value 20,000,000 shares authorized; none issued and outstanding
Common Stock, $0.0001 par value, 100,000,000 shares authorized; 4,200,000 and 20,000,000 issued and outstanding, respectively	420	2,000
Common stock to be issued	1
Additional paid in capital	4,221	471
Retained earnings (accumulated deficit)	16,285	(5,091)
Total Stockholders' equity (deficit)	20,927	(2,620)
Total Liabilities and Stockholders' Deficit	$ 83,348	$ 380